Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTEREST INCOME:
Loans, including fees	$ 149,422	$ 104,205	$ 75,121
Securities	4,209	3,604	3,993
Other investments	761	453	352
Federal funds sold	3	2
Deposits in financial institutions	1,149	290	139
Total interest income	155,544	108,554	79,605
INTEREST EXPENSE:
Transaction and savings deposits	5,749	3,103	2,539
Certificates and other time deposits	14,022	7,237	6,747
Subordinated debentures	1,182	227
Other borrowed funds	963	379	142
Total interest expense	21,916	10,946	9,428
NET INTEREST INCOME	133,628	97,608	70,177
PROVISION FOR LOAN LOSSES	64,700	17,864	2,693
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	68,928	79,744	67,484
NONINTEREST INCOME:
Customer service fees	6,129	3,925	2,655
Loan fees	2,974	2,369	1,917
Gain (loss) on sale of available-for-sale securities, net		772
Gain on sale of held-for-sale loans, net	(1,404)	405	28
Gain on sale of guaranteed portion of loans, net	3,343	3,484	2,867
Other	3,154	1,232	589
Total noninterest income	14,196	12,187	8,056
NONINTEREST EXPENSE:
Salaries and employee benefits	47,169	38,110	31,102
Occupancy	8,319	7,097	5,028
Professional and regulatory fees	8,958	8,923	5,647
Data processing	3,859	3,098	5,353
Software license and maintenance	2,155	1,844	1,424
Marketing	1,114	791	654
Loan related	3,795	1,185	523
Real estate acquired by foreclosure, net	3,168	1,086	286
Other	5,961	4,044	2,416
Total noninterest expense	84,498	66,178	52,433
INCOME BEFORE INCOME TAXES	(1,374)	25,753	23,107
PROVISION FOR INCOME TAXES	(402)	10,314	8,365
NET INCOME	$ (972)	$ 15,439	$ 14,742
EARNINGS PER SHARE:
Basic (in dollars per share)	$ (0.03)	$ 0.54	$ 0.65
Diluted (in dollars per share)	$ (0.03)	$ 0.53	$ 0.64